CONCENTRATIONS AND RISKS (Tables)	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the six-month period ended June 30,
	2025	2026		2026
	SGD’000	SGD’000		USD’000
Amount of the Company’s revenue
Customer A	1,010	12,780		9,876
Customer B	1,077		*		*
Customer C	811	*		*
Customer D	-	2,188		1,691

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective period.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts receivable
Customer A	4,995	5,971	4,614
Customer D	-	2,210	1,708

**	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective period.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the six-month period ended June 30,
	2025	2026	2026
	SGD’000	SGD’000	USD’000
Amount of the Company’s purchase
Supplier A	828	1,480	1,144
Supplier B	629	#	#

#	Purchase from relevant supplier was less than 10% of the Group’s total purchase for the respective period.

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31, 2025	As of June 30, 2026		As of June 30, 2026
	SGD’000	SGD’000		USD’000
Amount of the Company’s accounts payable
Supplier A	165		##		##
Supplier B	226		##		##
Supplier C	-	266		206

##	Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective period.

SCHEDULE OF DERIVATIVE FINANCIAL INSTRUMENTS

The following table sets out the derivative financial instruments as at the end of the reporting period:

	December 31, 2025	June 30, 2026
	SGD’000	SGD’000

Interest rate swap	3,417	2,917

The following table sets out the derivative financial instruments as at the end of the reporting period:

	December 31, 2025	June 30, 2026
	US$’000	US$’000

Foreign exchange option	200	500